Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Investments in Other Entities	As of December 31, 2019 and 2018 the investment in other entities is comprised of the following:

	2019		2018
Investment in Associates and Joint Ventures	Ps.	9,751	Ps.	10,518

Summary of Associates and Joint Ventures
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period as follows:

	Principal Activity	Place of Incorporation	Ownership Percentage		Carrying Amount
Investee			2019	2018	2019		2018
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps.	486	Ps.	1,550
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		172		162
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%		851		826

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%		3,274		3,120
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.8%	26.3%		1,929		1,571
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.7%		1,931		2,084
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%		194		179
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%		121		129
Others	Various	Various	Various	Various		793		897

					Ps.	9,751	Ps.	10,518

Accounting method:

(1)	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.